INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3.     INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, which was consummated on July 13, 2021, the Company sold 12,500,000 Units at a purchase price of $10.00 per Unit generating gross proceeds to the Company in the amount of $125,000,000. Each Unit consists of one share of the Company’s Class A ordinary share, par value $0.0001 per share (the “Class A Ordinary Share”), and one-half of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each whole Warrant entitling the holder thereof to purchase one whole share of Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

On July 13, 2021, the underwriters notified the Company of their exercise of the over-allotment option in full and purchased 1,875,000 additional Units at $10.00 per Unit upon the closing of the over-allotment option, generating gross proceeds of $18,750,000. The over-allotment option closed on July 15, 2021.

NOTE 3.     INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, which was consummated on July 9, 2021, the Company sold 12,500,000 Units at a purchase price of $10.00 per Unit generating gross proceeds to the Company in the amount of $125,000,000. Each Unit consists of one share of the Company’s Class A ordinary share, par value $0.0001 per share (the “Class A Ordinary Share”), and one-half of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each whole Warrant entitling the holder thereof to purchase one whole share of Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

On July 13, 2021, the underwriters notified the Company of their exercise of the over-allotment option in full and purchased 1,875,000 additional Units at $10.00 per Unit upon the closing of the over-allotment option, generating gross proceeds of $18,750,000. The over-allotment option closed on July 15, 2021.